STOCK-BASED COMPENSATION (Details 2) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount authorized under the 2014 Plan	1,351,000
RSUs forfeited during year	31,250
Amount available for grant at December 31, 2014	868,750
Performance Based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	(125,000)
RSUs issued on April 4, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	(217,500)
RSUs issued on September 15, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	(171,000)